Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 38,612	$ 37,372	$ 33,057
Unsecured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	4,848	5,691	5,222
Quoted Prices In Active Markets (Level 1) [Member] | Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Quoted Prices In Active Markets (Level 1) [Member] | Unsecured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Unsecured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities
Significant Unobservable Inputs (Level 3) [Member] | Secured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	38,612	37,372	33,057
Significant Unobservable Inputs (Level 3) [Member] | Unsecured Contingent Payment Obligation [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	$ 4,848	$ 5,691	$ 5,222